RESTRUCTURING (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)
Restructuring and related costs
Cash restructuring expenses incurred during the period	$ 738,000	$ 697,000
General and administrative
Restructuring and related costs
Cash restructuring expenses incurred during the period		95,000
Expected restructuring costs	94,000	94,000
Research and development
Restructuring and related costs
Cash restructuring expenses incurred during the period		602,000
Expected restructuring costs	$ 67,000	$ 67,000